Share-based Compensation - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended	11 Months Ended
	Nov. 17, 2021	Aug. 27, 2021	Jan. 31, 2021	Dec. 31, 2021
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Vesting period				4 years
Common Stock
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation arrangement by share-based payment award, description				Initially, up to 19,869,312 shares of Common Stock are available for issuance under awards granted pursuant to the Incentive Award Plan. In addition, the number of shares of Common Stock available for issuance under the Incentive Equity Plan will be increased on January 1 of each calendar year beginning in 2022 and ending in 2031 by an amount equal to the lesser of (a) three percent (3%) of the total number of shares of Common Stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares determined by the Board.
Service-Based RSUs
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation arrangement award fully vested upon grant				5,750,566
Share-based compensation arrangement award granted				12,548,804
Unrecognized compensation expense				$ 39.4
Unrecognized compensation expense, weighted-average vesting period				1 year 7 months 6 days
Share-based compensation award vest upon achievement of maximum market capitalization				$ 10,000.0
Performance-Based RSUs
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation arrangement award granted				4,257,710
Unrecognized compensation expense				$ 31.4
Unrecognized compensation expense, weighted-average vesting period				2 years 4 months 24 days
Equity Incentive Plan
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Maximum percentage of annual increase in shares available for incentive plan to outstanding common stock		3.00%
Equity Incentive Plan | Common Stock | Maximum
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of shares available for issuance of awards		19,869,312
Incentive Award Plan | Common Stock
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of shares available for issuance of awards				3,062,798
Incentive Award Plan | Restricted Stock Units
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation arrangement award granted			0
Incentive Award Plan | Restricted Stock Units | CEO
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation arrangement award fully vested upon grant	5,676,946
Share-based compensation arrangement award granted	7,096,183
Incentive Award Plan | Service-Based RSUs | CEO
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation arrangement award granted	2,838,473
Incentive Award Plan | Performance-Based RSUs | CEO
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation arrangement award granted	4,257,710
Incentive Award Plan | Performance-Based RSUs | Tranche One | CEO
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Vesting rights percentage				33.33%
Share-based compensation award vest upon achievement of maximum market capitalization				$ 5,000.0
Award lookback period				30 days
Incentive Award Plan | Performance-Based RSUs | Tranche Two | CEO
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Vesting rights percentage				33.33%
Share-based compensation award vest upon achievement of maximum market capitalization				$ 7,500.0
Award lookback period				30 days
Incentive Award Plan | Performance-Based RSUs | Tranche Three | CEO
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Vesting rights percentage				33.33%
Share-based compensation award vest upon achievement of maximum market capitalization				$ 10,000.0
Award lookback period				30 days